Sales - Deferred income - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Deferred income in the opening balance	€ 76	€ 84	€ 39
Business related variations	(42)	(8)	(3)
Changes in the scope of consolidation	2	0	67
Translation adjustment	0	(2)	(18)
Reclassifications and other items	22	2	(1)
Reclassification to assets held for sale	0	0	0
Deferred income in the closing balance	€ 58	€ 76	€ 84